SCHEDULE OF DETAILS OF ENTITIES DISPOSED (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total assets	$ 4,794,328
Total liabilities	4,164,559
Total net assets	629,769
Total noncontrolling interest	(187,618)
Subtotal	442,151
Total consideration	1,278,263
Total gain on disposal of subsidiaries	836,112
Guangzhou LOBO [Member]
Total assets	221,376
Total liabilities	842,393
Total net assets	(621,017)
Total noncontrolling interest
Subtotal	(621,017)
Total consideration	2,501
Total gain on disposal of subsidiaries	623,518
Wuxi Jinbang [Member]
Total assets	4,572,952
Total liabilities	3,322,166
Total net assets	1,250,786
Total noncontrolling interest	(187,618)
Subtotal	1,063,168
Total consideration	1,275,762
Total gain on disposal of subsidiaries	$ 212,594